Staff costs and average number of employees - Additional information (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2019 USD ($) Y	Sep. 30, 2021 USD ($) Y	Sep. 30, 2020 USD ($) Y
Staff costs and average number of employees
Total staff costs capitalised as relating to development costs within intangibles within the year	$ 417,157	$ 3,478,034	$ 1,533,915
Average monthly number of professional employees | Y	6	59	16
Total remuneration for key management personnel	$ 486,764	$ 3,330,858	$ 1,258,504
Total pension contributions of key management personnel	40,835	86,062	118,519
Total share options were granted to key management personnel	$ 12,500	$ 15,000	$ 32,500